Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Yatra Online, Inc.
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001516899
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	41,131,975
Ordinary shares, Class A non-voting shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	2,392,168
Ordinary shares, Class F
Document and Entity Information
Entity Common Stock, Shares Outstanding	2,098,594